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[LOGO OF] Lincoln Financial Group(R)

                                                        Radnor Financial Center
                                                     150 N. Radnor Chester Road
                                                     Radnor, Pennsylvania 19087

Phone:   484-583-8082
Fax:     484-583-8383
E-Mail:  Jill.Whitelaw@LFG.com
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VIA EDGAR
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November 1, 2011

H.R. Hallock, Jr., Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E., Mail Stop 4720
Washington, D.C. 20549-4644

RE:   REGISTRANT: LINCOLN ADVISORS TRUST (THE "TRUST")
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      FILE NOS.: 333-1756222; 811-22583
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Dear Mr. Hallock:

Attached for filing via EDGAR is the Pre-Effective Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Pre-Effective Registration Statement is being filed under the Securities Act of 1933 and the Investment Company Act of 1940 regarding the following funds of the Trust: Presidential Protected Profile 2010 Fund, Presidential Protected Profile 2020 Fund, Presidential Protected Profile 2030 Fund, Presidential Protected Profile 2040 Fund, and Presidential Protected Profile 2050 Fund (the "Funds").

Please contact the undersigned at 484-583-8082 with any questions or further comments. If you are able to declare the Registrant effective today, it would be much appreciated.

Sincerely,

/s/ Jill R. Whitelaw

Jill R. Whitelaw
Chief Counsel - Funds Management

Enclosures

cc: Colleen E. Tonn, Esq.
    Robert A. Robertson, Esq.